Acquisitions	6 Months Ended
Jun. 30, 2026
Acquisitions [Abstract]
Acquisitions

Note 4 — Acquisitions

Acquisition of Korean Operating Companies

Concurrent with the reverse recapitalization, on January 5, 2026, in exchange for 6,461 non-voting membership units of EM LLC and $48.2 million of purchase consideration payable to dissenting shareholders, EM LLC acquired 100% of the voting equity interests in four Korean operating companies: Handa Lab Co., Ltd. (“Handa”), KMMI Inc. (“KMMI”), NS World Co., Ltd. (“NS World” or “NSW”), and KCM Industry Co., Ltd. (“KCM”) (collectively, the “Operating Companies”). The primary purpose for the acquisitions is to build a complete and integrated global supply chain focused on midstream processing of critical materials, including precious metals, battery metals, magnets & rare earth elements, and its related products. Descriptions of the Operating Companies are as follows:

•        Handa specializes in the manufacturing and sale of intelligent monitoring systems, machine vision and laser testing systems, data gathering systems;

•        KMMI focuses on the production of sintered magnets, using the NdPr alloy;

•        NS World specializes in the production of bonded magnets, using NdPr alloy; and

•        KCM specializes in the manufacturing and sale of neodymium-iron-boron (“NdFeb”) powder for NdFeb permanent magnets.

The following table summarizes the total consideration transferred for each acquisition:

in thousands	Handa	KMMI	NSW	KCM	Total
Equity	$2,026	$12,106	$4,864	$4,068	$23,064
Purchase consideration payable to dissenting shareholders(1)	4,798	27,920	6,499	8,996	48,213
Settlement of preexisting relationship(2)	—	—	643	(643)	—
Total estimated consideration	$6,824	$40,026	$12,006	$12,421	$71,277

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(1)      The purchase consideration payable will be settled in Korean Won (KRW)

(2)      Represents the effective settlement of NSW’s existing accounts payable to KCM and KCM’s existing accounts receivable from NSW in connection with their concurrent acquisitions by EM LLC, which was determined based on the respective carrying values at the Closing Date.

EM LLC issued 6,461 non-voting membership units of EM LLC to assenting shareholders, which immediately converted into 3,075,185 shares of the Company’s common stock in connection with the Business Combination, with a total fair value of $23.1 million. The fair value of the equity consideration was determined based on the closing market price of the Company’s shares of common stock on the date of acquisition.

The following table summarizes the preliminary allocation of the purchase price to the assets acquired and liabilities assumed. The initial accounting for this business combination is incomplete as the Company is still in the process of finalizing the valuation of certain intangible assets, property, plant, and equipment, and liabilities assumed. Accordingly, the provisional amounts are subject to change, and any adjustments are expected to be completed within the one-year measurement period from the acquisition date.

in thousands	Handa	KMMI	NSW	KCM	Total
Cash and cash equivalents	$457	$125	$701	$95	$1,378
Non-trade accounts receivable, net	18	70	930	17	1,035
Non-trade accounts receivable – related parties	—	—	—	—	—
Accounts receivable, net	70	—	1,527	—	1,597
Accounts receivable – related parties	—	—	—	—	—
Inventories, net	12	—	918	437	1,367
Prepaid expenses and other current assets	4	17	110	—	131
Property, plant and equipment, net	661	1,654	3,152	2,698	8,165
Intangible assets, net	4,540	290	1,470	450	6,750
Other noncurrent assets	43	221	51	6	321
Total assets acquired	5,805	2,377	8,859	3,703	20,744
Accounts payable	(54)	(79)	(1,273)	(168)	(1,574)
Accounts payable – related parties	—	—	(869)	—	(869)
Short term debt	—	(1,121)	(367)	(303)	(1,791)
Short term debt – related parties	—	—	(2,165)	(573)	(2,738)
Current portion of long-term debt	(7)	(16)	(137)	(398)	(558)
Accrued expenses and other current liabilities	(67)	(80)	(1,025)	(153)	(1,325)
Long term debt	(338)	(525)	(280)	(1,920)	(3,063)
Other noncurrent liabilities	(153)	(135)	(369)	(127)	(784)
Total liabilities assumed	(619)	(1,956)	(6,485)	(3,642)	(12,702)
Net assets acquired	5,186	421	2,374	61	8,042
Goodwill	1,648	39,605	9,632	12,360	63,245
Noncontrolling interest	(10)	—	—	—	(10)
Total purchase price	$6,824	$40,026	$12,006	$12,421	$71,277

Finite-lived intangible assets that are being amortized using the straight-line method over their estimated useful lives as of January 5, 2026 consist of the following:

in thousands	Handa	KMMI	NSW	KCM	Total	Weighted Average Useful Life (Years)
Developed technology	$4,790	$—	$970	$450	$6,210	14.7
Existing customer relationships	—	290	500	—	790	12.8
Total intangible assets	$4,790	$290	$1,470	$450	$7,000	14.5

During the three months ended June 30, 2026, the Company recorded a measurement period adjustment to its preliminary purchase price allocation related to additional information obtained regarding the fair value of acquired patent assets as of the acquisition date. As a result, acquired intangible assets increased by $0.3 million, with a corresponding decrease to goodwill.

Goodwill represents the excess of consideration transferred over the fair value of identifiable assets acquired and liabilities assumed and is primarily attributable to strategic synergies, future growth opportunities, the assembled workforce and other intangible assets that do not qualify for separate recognition.

Valuation Methodologies

The fair values of assets acquired and liabilities assumed were determined in accordance with ASC 820, Fair Value Measurement, using market participant assumptions. The Company applied a combination of income, market and cost approaches, as appropriate, based on the nature of the respective assets acquired and liabilities assumed.

•        Inventory was valued using methodologies that considered estimated selling prices, costs to complete, costs to dispose, holding costs and a reasonable profit allowance, as applicable.

•        Property, plant and equipment were valued using cost or market approaches, as appropriate.

•        Identifiable intangible assets consisted primarily of developed technology and customer relationships and represent Level 3 fair value measurements.

•        Developed technology was valued using either a cost approach or an income-based methodology, depending on the nature and stage of development of the underlying technology.

•        Customer relationships were valued using an income approach, specifically the with-and-without method, which estimates value based on the incremental cash flows attributable to existing customer relationships.

Acquisition-related costs

During the three months ended June 30, 2026, and 2025, the Company incurred $0.0 million and $1.1 million, respectively, in acquisition-related costs for the Operating Companies. These are recorded in selling, general and administrative. During the six months ended June 30, 2026 and 2025 these costs were $0.0 million and $1.9 million, respectively.

Pro forma financial information

The following unaudited pro forma financial information presents the combined results of the Company and the Operating Companies as if the acquisitions of the Operating Companies had occurred on January 1, 2025. This pro forma information is for informational purposes only and is not necessarily indicative of the results of operations that would have occurred had the acquisitions been completed on that date, nor is it indicative of future results.

	Three Months Ended June 30, (Unaudited)		Six Months Ended June 30, (Unaudited)
in thousands	2026	2025	2026	2025
Pro Forma Revenue(1)	$1,636	$1,754	$3,515	$3,346
Pro Forma Net Loss	(11,910)	(40,176)	(452,223)	(60,502)

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(1)      Since the acquisition of the Operating Companies on January 5, 2026, the unaudited condensed consolidated statement of operations for the three and six months ended June 30, 2026 include revenue of $1.7 million and net loss of $3.1 million and revenue of $3.5 million and net loss of $4.8 million, respectively.

These pro forma combined historical results were adjusted for: an increase in interest expense for liabilities incurred by the Company for deferred payments to dissenting shareholders, increased depreciation and amortization expense due to the fair value of fixed assets and intangible assets, and the reclassification of transaction expenses to the beginning of the respective pro forma period.